Employee Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Minimum age limit of employee to be eligible for the plan	20 years 6 months
Employers contribution	$ 2,383	$ 2,145	$ 2,006